Intangible assets and Goodwill - Development of Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets and Goodwill
Amount beginning of the year	€ 15,453	€ 23,819
Impairment		(5,011)
Amount end of the year	26,440	15,453
Gross/Acquisition and manufacturing costs
Intangible assets and Goodwill
Amount beginning of the year	191,800	189,246
Foreign currency translation	4,619	(1,105)
Additions	14,769	3,659
Disposals	(2)
Reclassification	2,266
Amount end of the year	213,452	191,800
Depreciation, amortization and impairments
Intangible assets and Goodwill
Amount beginning of the year	(176,348)	(165,427)
Foreign currency translation	(4,184)	1,035
Additions	(6,484)	(6,946)
Impairment		(5,011)
Disposals	2
Amount end of the year	(187,013)	(176,348)
Patents and licences
Intangible assets and Goodwill
Amount beginning of the year	861	1,534
Amount end of the year	934	861
Patents and licences | Gross/Acquisition and manufacturing costs
Intangible assets and Goodwill
Amount beginning of the year	11,166	12,883
Foreign currency translation	(1)	(46)
Disposals	(2)
Reclassification	234	(1,672)
Amount end of the year	11,397	11,166
Patents and licences | Depreciation, amortization and impairments
Intangible assets and Goodwill
Amount beginning of the year	(10,304)	(11,349)
Foreign currency translation	(1)	(10)
Additions	(161)	(84)
Disposals	2
Reclassification		1,138
Amount end of the year	(10,464)	(10,304)
Developed Technologies
Intangible assets and Goodwill
Amount beginning of the year	4,844	6,575
Additions	14,769
Amount end of the year	21,478	4,844
Developed Technologies | Gross/Acquisition and manufacturing costs
Intangible assets and Goodwill
Amount beginning of the year	105,334	100,735
Foreign currency translation	2,767	(732)
Additions	14,769	3,659
Reclassification	2,032	1,672
Amount end of the year	124,902	105,334
Developed Technologies | Depreciation, amortization and impairments
Intangible assets and Goodwill
Amount beginning of the year	(100,490)	(94,160)
Foreign currency translation	(2,416)	641
Additions	(518)	(822)
Impairment		(5,011)
Reclassification		(1,138)
Amount end of the year	(103,424)	(100,490)
Customer relationships
Intangible assets and Goodwill
Amount beginning of the year	8,943	14,684
Additions	(5,582)
Amount end of the year	3,447	8,943
Customer relationships | Gross/Acquisition and manufacturing costs
Intangible assets and Goodwill
Amount beginning of the year	68,762	69,089
Foreign currency translation	1,853	(327)
Amount end of the year	70,615	68,762
Customer relationships | Depreciation, amortization and impairments
Intangible assets and Goodwill
Amount beginning of the year	(59,819)	(54,405)
Foreign currency translation	(1,767)	404
Additions	(5,582)	(5,818)
Amount end of the year	(67,168)	(59,819)
Trademarks
Intangible assets and Goodwill
Amount beginning of the year	804	1,026
Amount end of the year	582	804
Trademarks | Gross/Acquisition and manufacturing costs
Intangible assets and Goodwill
Amount beginning of the year	6,539	6,539
Amount end of the year	6,539	6,539
Trademarks | Depreciation, amortization and impairments
Intangible assets and Goodwill
Amount beginning of the year	(5,735)	(5,513)
Additions	(222)	(222)
Amount end of the year	€ (5,957)	€ (5,735)